CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 160,475	$ 184,835
Restricted cash	11,296	12,935
Margin deposits (Note 14)	6,153	0
Accounts receivable, net (Note 1(f))	25,273	40,342
Capitalized voyage expenses	1,601	505
Due from related parties (Note 2)	20,786	20,113
Advances and other	18,019	23,282
Vessels held for sale (Note 1(j))	54,000	100,277
Inventories	21,813	13,032
Prepaid insurance and other	1,416	895
Current portion of financial instruments—Fair value (Note 14)	642	798
Total current assets	321,474	397,014
FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion (Note 14)	0	287
RIGHT OF USE ASSET UNDER OPERATING LEASES (Note 4)	67,110	21,428
LONG-TERM RECEIVABLE (Note 4)	27,294	13,000
FIXED ASSETS (Note 4)
Advances for vessels under construction	49,030	61,475
Vessels	3,618,309	3,610,590
Accumulated depreciation	(1,003,197)	(977,339)
Vessels’ Net Book Value	2,615,112	2,633,251
Total fixed assets	2,664,142	2,694,726
DEFERRED CHARGES AND LEASEHOLD IMPROVEMENTS, net (Note 5)	32,255	27,648
Total assets	3,112,275	3,154,103
CURRENT LIABILITIES:
Current portion of long-term debt (Note 6)	232,428	235,513
Payables	55,291	36,611
Due to related parties (Note 2)	4,003	7,702
Accrued liabilities	40,551	50,873
Unearned revenue	12,623	12,067
Current portion of obligations under operating leases (Note 4)	20,976	7,534
Current portion of financial liability	905	0
Current portion of financial instruments—Fair value (Note 14)	15,263	3,900
Total current liabilities	382,040	354,200
LONG-TERM DEBT, net of current portion (Note 6)	1,267,929	1,298,783
LONG-TERM OBLIGATIONS UNDER OPERATING LEASES (Note 4)	46,134	13,894
FINANCIAL LIABILITY, net of current portion	4,243	0
FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion (Note 14)	30,111	14,907
STOCKHOLDERS’ EQUITY
Preferred Shares	16,640	18,650
Common shares, $ 5.00 par value; 35,000,000 shares authorized at December 31, 2020 and December 31, 2019; 19,194,615 shares issued and 18,215,679 shares issued and outstanding at December 31, 2020 and 19,015,721 shares issued and outstanding December 31, 2019, respectively	95,973	95,079
Additional paid-in capital	949,090	992,020
Cost of treasury stock	(9,834)	0
Accumulated other comprehensive loss	(36,994)	(18,353)
Retained earnings	338,800	364,000
Total Tsakos Energy Navigation Limited stockholders’ equity	1,353,675	1,451,396
Non-controlling interest	28,143	20,923
Total stockholders’ equity	1,381,818	1,472,319
Total liabilities and stockholders’ equity	$ 3,112,275	$ 3,154,103